Fees Summary	Jul. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,464,805,377.96
Previously Paid Amount	0.00
Total Fee Amount	224,261.70
Total Offset Amount	0.00
Net Fee	$ 224,261.70